Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Costs [Abstract]
Interests on bank borrowings	$ 12,738	$ 12,180	$ 6,010
Interests on amount due to a non-controlling shareholder		1,115	2,140
Interests on lease liabilities	4	130	49
Finance costs	$ 12,742	$ 13,425	$ 8,199